                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13 F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number: ___________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Clarium Capital Management, LLC
Address: 1114 Avenue of the Americas, 29th Floor
         New York, NY 10036

Form 13F File Number: 28-11772

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Peter Thiel
Title: President
Phone: (212) 903-2800

Signature, Place, and Date of Signing:


         /s/ Peter Thiel                 New York, NY         November 12, 2008
---------------------------------   ----------------------   -------------------
            Signature                    City, State               Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         46

Form 13F Information Table Value Total: $2,813,070
                                        (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           FORM 13F INFORMATION TABLE

           COLUMN 1             COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8
       ---------------       -------------- --------- --------- ------------------- ---------- -------- ------------------------
                                                                                                           VOTING AUTHORITY
                                                        VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ------------------------
       NAME  OF ISSUER       TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED  NONE
       ---------------       -------------- --------- --------- ---------- --- ---- ---------- -------- ---------- ------  -----
ALABAMA AIRCRAFT IND INC          COM       01023E100       815    413,760 SH       SOLE                   413,760    0        0
ALTRIA GROUP INC                  COM       02209S103     1,735     87,439 SH       SOLE                    87,439    0        0
AMERICAN EXPRESS CO               COM       025816109       886     25,000 SH       SOLE                    25,000    0        0
BURLINGTON NORTHN SANTA FE C      COM       12189T104     7,857     85,000 SH       SOLE                    85,000    0        0
CANADIAN SUPERIOR ENERGY INC      COM       136644101       996    400,000 SH       SOLE                   400,000    0        0
CHEVRON CORP NEW                  COM       166764100       495      6,000 SH       SOLE                     6,000    0        0
COLGATE PALMOLIVE CO              COM       194162103       440      5,833 SH       SOLE                     5,833    0        0
CONOCOPHILLIPS                    COM       20825C104     4,146     56,600 SH       SOLE                    56,600    0        0
CONSOLIDATED EDISON INC           COM       209115104       258      6,000 SH       SOLE                     6,000    0        0
CVS CAREMARK CORPORATION          COM       126650100       595     17,670 SH       SOLE                    17,670    0        0
DIAGEO P L C                  SPON ADR NEW  25243Q205       689     10,000 SH       SOLE                    10,000    0        0
EXXON MOBIL CORP                  COM       30231G102     3,689     47,500 SH       SOLE                    47,500    0        0
FAIRFAX FINL HLDGS LTD           SUB VTG    303901102     3,942     12,000 SH       SOLE                    12,000    0        0
GOOGLE INC                        CL A      38259P508   811,957  2,027,258 SH       SOLE                 2,008,979    0   18,279
HEWLETT PACKARD CO                COM       428236103    13,044    282,099 SH       SOLE                   282,099    0        0
INTERVAL LEISURE GROUP INC        COM       46113M108     1,508    145,000 SH       SOLE                   145,000    0        0
IRON MTN INC                      COM       462846106       256     10,500 SH       SOLE                    10,500    0        0
ISHARES INC                   MSCI BRAZIL   464286400       849     15,000 SH       SOLE                    15,000    0        0
ISHARES TR                   S&P NATL MUN B 464288414       662      6,800 SH       SOLE                     6,800    0        0
ISTAR FINL INC                    COM       45031U101       259     99,800 SH       SOLE                    99,800    0        0
JOHNSON & JOHNSON                 COM       478160104       512      7,390 SH       SOLE                     7,390    0        0
KIMBERLY CLARK CORP               COM       494368103       292      4,500 SH       SOLE                     4,500    0        0
LAZARD LTD                       SHS A      G54050102       770     18,000 SH       SOLE                    18,000    0        0
MASTERCARD INC                    CL A      57636Q104     4,522     25,500 SH       SOLE                    25,500    0        0
MCDONALDS CORP                    COM       580135101    10,184    165,060 SH       SOLE                   165,060    0        0
MFA MTG INVTS INC                 COM       55272X102       325     50,000 SH       SOLE                    50,000    0        0
MICROSOFT CORP                    COM       594918104    10,276    385,000 SH       SOLE                   385,000    0        0
MYLAN INC                         COM       628530107       233     20,370 SH       SOLE                    20,370    0        0
NATUS MEDICAL INC DEL             COM       639050103       378     16,700 SH       SOLE                    16,700    0        0
NRG ENERGY INC                  COM NEW     629377508       990     40,000 SH       SOLE                    40,000    0        0
NVIDIA CORP                       COM       67066G104       193     18,000 SH       SOLE                    18,000    0        0
OCCIDENTAL PETE CORP DEL          COM       674599105     3,699     52,500 SH       SOLE                    52,500    0        0
ORACLE CORP                       COM       68389X105       205     10,096 SH       SOLE                    10,096    0        0
PHILIP MORRIS INTL INC            COM       718172109     7,429    154,439 SH       SOLE                   154,439    0        0
PIMCO FLOATING RATE STRTGY F      COM       72201J104       211     22,200 SH       SOLE                    22,200    0        0
PIMCO MUNICIPAL INCOME FD         COM       72200R107       145     10,700 SH       SOLE                    10,700    0        0
PROCTER & GAMBLE CO               COM       742718109     9,087    130,389 SH       SOLE                   130,389    0        0
SCHERING PLOUGH CORP              COM       806605101     1,847    100,000 SH       SOLE                   100,000    0        0
SPDR GOLD TRUST                 GOLD SHS    78463V107     1,701     20,000 SH       SOLE                    20,000    0        0
T-3 ENERGY SRVCS INC              COM       87306E107       349      9,400 SH       SOLE                     9,400    0        0
UNITED STATES OIL FUND LP        UNITS      91232N108       820     10,000 SH       SOLE                    10,000    0        0
UNITED STATES NATL GAS FUND       UNIT      912318102     4,998    150,000 SH       SOLE                   150,000    0        0
SELECT SECTOR SPDR TR         SBI INT-FINL  81369Y605 1,085,835 54,591,981 SH       SOLE                54,098,278    0  493,703
WAL MART STORES INC               COM       931142103       442      7,379 SH       SOLE                     7,379    0        0
WENDYS INTL INC                   COM       950590109       154     29,325 SH       SOLE                    29,325    0        0
YAHOO INC                         COM       984332106   812,395 46,659,242 SH       SOLE                46,534,578    0  424,664